Net Income (Loss) Per Share of Common Stock (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Numerator [Abstract]
Net income (loss)	$ (8,210)	$ (5,322)	$ 6,988
8% noncumulative dividends on convertible preferred stock	0	0	(6,580)
Undistributed earnings allocated to convertible preferred stock	0	0	(307)
Net income (loss) attributable to common stockholders, basic	(8,210)	(5,322)	101
Undistributed earnings re-allocated to common stock	0	0	23
Net income (loss) attributable to common stockholders	$ (8,210)	$ (5,322)	$ 124
Denominator [Abstract]
Weighted-average common shares used in computing net income (loss) per share of common stock, basic (in shares)	20,563	9,933	7,768
Stock options (in shares)	0	0	2,430
Common stock warrants (in shares)	0	0	83
Weighted-average common shares used in computing net income (loss) per share of common stock, diluted (in shares)	20,563	9,933	10,281
Net income (loss) per share of common stock [Abstract]
Basic (in dollars per share)	$ (0.40)	$ (0.54)	$ 0.01
Diluted (in dollars per share)	$ (0.40)	$ (0.54)	$ 0.01
Noncumulative dividends on convertible preferred stock	8.00%